Impairments	12 Months Ended
Dec. 31, 2018
Asset Impairment Charges [Abstract]
Impairments
Impairments
Impairments of Oil and Natural Gas Properties
A summary of our impairments of oil and natural gas properties for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Impairments due to lower forecasted commodity prices	$23	$27	$73
Impairments due to reduction in future development(a)	—	560	—
Impairments due to anticipated sale	55	222	29
Total impairments of oil and natural gas properties	$78	$809	$102
(a) The impairment was the result of an updated development plan in 2017, which included a removal of PUDs from properties in the process of being divested in the Mid-Continent operating area.
Impairments of Fixed Assets
A summary of our impairments of fixed assets by asset class and other charges for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Natural gas compressors	$45	$—	$21
Barnett Shale exit costs	—	—	284
Devonian Shale exit costs	—	—	142
Gathering systems	—	—	3
Buildings and land	4	5	11
Other	4	—	—
Total impairments of fixed assets and other	$53	$5	$461

Natural Gas Compressors. In 2018, we recorded a $45 million impairment related to 890 compressors for the difference between carrying value and the fair value of the assets. In 2016, we recorded a $13 million impairment related to obsolescence of 205 compressors. Additionally in 2016, we recorded an $8 million impairment related to 155 compressors for the difference between the aggregate sales price and carrying value.
Barnett Shale Exit Costs. In 2016, we conveyed our interests in the Barnett Shale operating area located in north central Texas and recognized an impairment charge of $284 million related to other fixed assets sold in the divestiture.
Devonian Shale Exit Costs. In 2016, we sold the majority of our upstream and midstream assets in the Devonian Shale located in West Virginia and Kentucky. We recognized an impairment charge of $142 million in 2016 related to other fixed assets sold in the divestiture.
Nonrecurring Fair Value Measurements. Fair value measurements for certain of the impairments were based on recent sales information for comparable assets. As the fair value was estimated using the market approach based on recent prices from orderly sales transactions for comparable assets between market participants, these values were classified as Level 2 in the fair value hierarchy. Other inputs used were not observable in the market; these values were classified as Level 3 in the fair value hierarchy.